CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (101,920)	$ (46,622)	$ (142,679)	$ (156,309)	$ (88,760)
Other comprehensive income (loss), net of tax:
Total other comprehensive income (loss)	0	0	0	0	0
Comprehensive income (loss)	(101,920)	(46,622)	(142,679)	(156,309)	(88,760)
(Income) loss attributable to noncontrolling interest in consolidated entities	48	26	112	30	110
Comprehensive (income) loss attributable to redeemable noncontrolling interests in operating partnership	17,671	8,579	28,932	29,313	21,642
Comprehensive income (loss) attributable to the Company	$ (84,201)	$ (38,017)	$ (113,635)	$ (126,966)	$ (67,008)